Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-CURRENT ASSETS:
Other non-current assets	$ 4,088	$ 44,869
Total	$ 4,088	$ 44,869